16. SATELLITES, PROPERTY AND OTHER EQUIPMENT	12 Months Ended
Dec. 31, 2018
Satellites Property And Other Equipment
SATELLITES, PROPERTY AND OTHER EQUIPMENT

16. SATELLITES, PROPERTY AND OTHER EQUIPMENT

	Satellites	Property and other equipment	Assets under construction	Total
Cost as at January 1, 2017	$3,203,103	$229,208	$270,768	$3,703,079
Additions	—	3,270	139,212	142,482
Disposals/retirements	—	(2,982)	—	(2,982)
Reclassifications and transfers from assets under construction	—	11,816	(11,816)	—
Impact of foreign exchange	(22,925)	(2,092)	(21,199)	(46,216)
Cost as at December 31, 2017	3,180,178	239,220	376,965	3,796,363
Additions	—	538	78,373	78,911
Cumulative effect adjustment (Note 3)	(4,172)	—	3,134	(1,038)
Disposals/retirements	—	(3,622)	—	(3,622)
Reclassifications and transfers from assets under construction	448,216	17,229	(465,445)	—
Impact of foreign exchange	45,348	1,690	18,110	65,148
Cost as at December 31, 2018	$3,669,570	$255,055	$11,137	$3,935,762
Accumulated depreciation and impairment as at January 1, 2017	$(1,651,321)	$(136,347)	$—	$(1,787,668)
Depreciation	(206,439)	(14,619)	—	(221,058)
Disposals/retirements	—	2,564	—	2,564
Impact of foreign exchange	568	1,078	—	1,646
Accumulated depreciation and impairment as at December 31, 2017	(1,857,192)	(147,324)	—	(2,004,516)
Depreciation	(209,987)	(14,864)	—	(224,851)
Cumulative effect adjustment (Note 3)	1,433	—	—	1,433
Disposals/retirements	—	3,207	—	3,207
Impact of foreign exchange	(7,050)	(946)	—	(7,996)
Accumulated depreciation and impairment as at December 31, 2018	$(2,072,796)	$(159,927)	$—	$(2,232,723)
Net carrying values
As at December 31, 2017	$1,322,986	$91,896	$376,965	$1,791,847
As at December 31, 2018	$1,596,774	$95,128	$11,137	$1,703,039

Substantially all of the Company’s satellites, property and other equipment have been pledged as security as a requirement of the Company’s Senior Secured Credit Facilities as at December 31, 2018 and 2017 (Note 24).

Borrowing costs

Borrowing costs of $19.1 million were capitalized for the year ended December 31, 2018 (December 31, 2017 — $18.3 million, December 31, 2016 — $6.3 million). The average capitalization rate was 7% (5% in 2017 and 2016). Of the total capitalized borrowing costs, $0.4 million was capitalized to intangible assets for the year ended December 31, 2018 (December 31, 2017 — $1.2 million, December 31, 2016 — $0.3 million) with the remaining balance capitalized to satellites, property and other equipment.

In addition, a cumulative effect adjustment was recorded on January 1, 2018, as a result of the implementation of IFRS 15 due to additional interest required to be capitalized as a result of a significant financing component existing on certain revenue agreements. Net of the accumulated depreciation adjusted on January 1, 2018, the impact on satellites, property and other equipment was an increase of $0.4 million.

Impairment

No impairment was recognized for the years ended December 31, 2018, 2017 and 2016.

Joint arrangements

Telesat International Limited (“TIL”) and APT entered into agreements relating to the Telstar 18 VANTAGE satellite, which are accounted for as a joint operation, whereby TIL’s interest is 42.5%. Telesat (IOM) Limited (“TIOM”) and ViaSat Inc. entered into agreements relating to the ViaSat-1 satellite, which are accounted for as a joint operation, whereby TIOM owns the Canadian payload on the ViaSat-1 satellite.